Derivative Financial Instruments (Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,129,481	¥ 1,216,037
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	986,753	1,066,252
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	134,265	141,517
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	3,982	3,115
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	4,164	4,826
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	317	327
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	22	22
Fair value of derivative payables	[2]		1
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	6	4
Fair value of derivative payables	[2]		1
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	16	18
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	17,107	14,902
Fair value of derivative payables	[2]	16,294	14,480
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	13,767	11,522
Fair value of derivative payables	[2]	13,339	11,269
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	3,127	3,126
Fair value of derivative payables	[2]	2,730	2,979
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	137	152
Fair value of derivative payables	[2]	152	140
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	31	43
Fair value of derivative payables	[2]	32	37
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	45	59
Fair value of derivative payables	[2]	¥ 41	¥ 55

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.